BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:   The charter of BlackRock Long-Term Municipal Advantage Trust, a Delaware statutory trust (the “Trust”), is amended by this amendment, which amends the Statement of Preferences of Variable Rate Demand Preferred Shares, dated as of October 28, 2015 (as amended to date, the “Statement of Preferences”).

Second:  The charter of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in its entirety and replacing it with the following:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.15%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.15%. If the Applicable Base Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

Third: The charter of the Trust is hereby amended by deleting the table in the definition of “Maximum Rate” in its entirety and replacing it with the following:

Long-Term* Rating	Applicable Percentage of Applicable Base Rate–No Notification
Moody’s
Aa3 to Aaa	100%
Baa3 to A1	110%
Below Baa3**	135%

* And/or the equivalent ratings of any Other Rating Agency then rating the shares of the Series of VRDP Shares at the request of the Trust; utilizing the lower of the ratings of the Rating Agencies then rating VRDP Shares at the request of the Trust.

** Includes unrated, if no Rating Agency is then rating VRDP Shares at the request of the Trust.

Fourth:    Appendix A to the Statement of Preferences is hereby deleted in its entirety and replaced with the attachment to Exhibit A attached hereto.

Fifth:   The amendment to the charter of the Trust as set forth above in this amendment has been duly advised by the board of trustees of the Trust and approved by the shareholders of the Trust as and to the extent required by law and in accordance with the charter of the Trust.

Sixth:  As amended hereby, the charter of the Trust shall remain in full force and effect.

Seventh:   This amendment shall be effective as of November 13, 2024.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock Long-Term Municipal Advantage Trust has caused this amendment to be signed as of November 13, 2024, in its name and on its behalf by the person named below who acknowledges that this amendment is the act of the Trust and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in this amendment are true in all material respects.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

EXHIBIT A

[Attached]

APPENDIX A

[Reserved]